CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues
Commercial vehicles	$ 156,567		$ 213,674
Finance	10,279		20,780
Insurance	5,258		9,005
Total revenues	172,104		243,459
Cost of sales
Commercial vehicles	2,966		4,457
Commercial vehicles, related parties	150,239		204,956
Insurance	871		1,678
Total cost of sales	154,076		211,091
Gross profit	18,028		32,368
Operating (income) expenses
Selling and marketing	2,618		4,821
General and administrative	11,468		23,244
Interest expense	1,789		3,449
Interest expense, related parties	196		377
Other income, net	(4,227)		(6,640)
Total operating expenses	11,844		25,251
Income from operations	6,184		7,117
Other income
Interest income	135		227
Other income	135		227
Income before income taxes	6,319		7,344
Income tax provision	1,959	2,635	2,571	5,403
Net income	4,360	8,398	4,773	16,426
Foreign currency translation adjustment	4,182		5,010
Comprehensive income	8,542		9,783
Earnings per share
Earnings Per Share, Basic, Total	$ 0.19	$ 0.36	$ 0.20	$ 0.70
Earnings Per Share, Diluted, Total	$ 0.18	$ 0.36	$ 0.20	$ 0.70
Dividend declared per share
Weighted average shares outstanding
Basic	23,538,919	23,538,919	23,538,919	23,538,919
Diluted	23,687,491	23,561,344	23,777,275	23,613,692
As Adjusted - note 2
Revenues
Commercial vehicles		81,293		161,736
Finance		19,546		40,278
Insurance		3,982		5,875
Total revenues		104,821		207,889
Cost of sales
Commercial vehicles		1,827		4,574
Commercial vehicles, related parties		77,182		152,979
Insurance		470		470
Total cost of sales		79,479		158,023
Gross profit		25,342		49,866
Operating (income) expenses
Selling and marketing		2,727		4,851
General and administrative		8,815		16,945
Interest expense		2,976		6,771
Interest expense, related parties		230		511
Other income, net		(322)		(890)
Total operating expenses		14,426		28,188
Income from operations		10,916		21,677
Other income
Interest income		117		152
Other income		117		152
Income before income taxes		11,033		21,829
Income tax provision		2,635		5,403
Net income		8,398		16,426
Foreign currency translation adjustment		(1,552)		(1,360)
Comprehensive income		$ 6,846		$ 15,067
Earnings per share
Earnings Per Share, Basic, Total		$ 0.36		$ 0.7
Earnings Per Share, Diluted, Total		$ 0.36		$ 0.7
Dividend declared per share				$ 0.25
Weighted average shares outstanding
Basic		23,538,919		23,538,919
Diluted		23,561,344		23,613,692